SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                   --------

              Deutsche CROCI (Reg. TM) Sector Opportunities Fund


THE "NON-DIVERSIFICATION RISK" INFORMATION CONTAINED UNDER THE "MAIN RISKS" SECTIONS WITHIN THE SUMMARY SECTION AND THE "FUND DETAILS" SECTION OF THE FUND'S PROSPECTUSES IS HEREBY REMOVED.


               Please Retain This Supplement for Future Reference




















June 5, 2017
PROSTKR-873

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